  Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

MAC A0102-120

San Francisco, CA  94105

April 30, 2010

Writer’s Direct Dial Number

415-947-4805

Via Edgar

Ms. Michelle Roberts

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Variable Trust (the “Trust”) (Registration Nos. 333-74283; 811-09255) on behalf of certain Wells Fargo Advantage VT Funds (the “Funds”)

Dear Ms. Roberts:

            In connection with the registration of the Trust under the Investment Company Act of 1940 (the “1940 Act”), and the issuance of securities by it under the Securities Act of 1933 (the “1933 Act”), and pursuant to 17 C.F.R. 230.485(a), we are transmitting herewith for filing Post-Effective Amendment No. 26 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 28 under the 1940 Act on Form N-1A.

This Post-Effective Amendment No. 26 is being filed pursuant Rule 485(a) under the 1933 Act in order to register three new series of the Trust (both Class 1 and Class 2 share class for two of the new series and Class 2 only for the third new series), and to establish a new Class 1 share class for the Wells Fargo Advantage VT International Core Fund, the Wells Fargo Advantage VT Small Cap Growth and the Wells Fargo VT Small Cap Value Fund, all existing Funds.

The reasons that the new series and new classes being registered pursuant to Rule 485(a) under the 1933 Act already have assigned EDGAR series and class identifiers are as follows.  The three new series of the Trust and their classes, as well as the new Class 1 share classes of the Wells Fargo Advantage VT International Core Fund, the Wells Fargo Advantage VT Small Cap Growth and the Wells Fargo VT Small Cap Value Fund, were created to initially receive assets of corresponding Evergreen funds and classes at the closing of the proposed reorganization of such funds on or about July 16, 2010.  Separate registration statements on Form N-14 in reliance on Rule 488 under the 1933 Act have been filed with the Commission to register such shares that would be issued at closing. In that connection, the Trust also made filings with the Commission on April 26, 2010 that were submitted for the sole purpose of requesting and obtaining new EDGAR series and class identifiers.  The filing transmitted hereby would register the new series and classes in a post-effective amendment to the Trust’s registration statement on Form N-1A.

We are requesting an effective date of July 16, 2010, the anticipated closing date of the reorganization, pursuant to Rules 485(a)(1) for the new classes of shares and 485(a)(2) for the new series of the Trust.

If you have any questions or require additional information to assist you in your review of this filing, please contact the undersigned at (415) 947-4805.

                                                                        Very truly yours,

                                                                        /s/ Lawrence S. Hing

                                                                        Lawrence S. Hing

                                                                        Senior Counsel